Inventories (Tables)	12 Months Ended
Dec. 31, 2013
Inventory Disclosure [Abstract]
Schedule Of Inventory, Current [Table Text Block]
	December 31, 2013	December 31, 2012
Lubricants	266	471
Bunkers	647	-
Total	913	471